Loans and Obligations - Summary of Changes in the Commercial Notes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans And Obligations [Abstract]
Beginning balance	R$ 55,150	R$ 73,189
Interest expense	7,842	8,651
Interest paid	(7,095)	(8,912)
Principal paid	(17,778)	(17,778)
Closing balance	87,326	R$ 55,150
Obligation acquired	49,207
Current	26,144
Non-current	R$ 61,182